As filed with the Securities and Exchange Commission on July 31, 2003
                                                       1933 Act File No. 2-22019
                                                      1940 Act File No. 811-1241
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933      [ ]
                        POST-EFFECTIVE AMENDMENT NO. 82   [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940  [ ]
                                 AMENDMENT NO. 55         [x]

                            EATON VANCE GROWTH TRUST
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
    ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (a)(1)
[x] on August 1, 2003 pursuant to paragraph (b)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Information Age Portfolio and Worldwide Health Sciences Portfolio have also executed this Registration Statement.
================================================================================

     The prospectus and statement of additional information ("SAI") of each of the Eaton Vance Worldwide Health Sciences Fund and Eaton Vance Information Age Fund were filed electronically with the Commission in Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A (the "Registration Statement") on December 23, 2002 (Accession No. 0000940394-02-000745) and all are incorporated by reference herein. Additionally, a supplement dated May 1, 2003 to the Funds' prospectus was filed electronically with the Commission on April 30, 2003 (Accession No. 0000940394-03-000303) and supplements to the Funds' SAI dated April 14, 2003, May 1, 2003 and June 16, 2003, respectively, were filed electronically with the Commission on April 14, 2003 (Accession No. 0000940394-03-000227), April 30, 2003 (Accession No. 0000940394-03-000303) and
June 17, 2003 (Accession No. 0000940394-03-000408), respectively, and all such supplements are incorporated by reference herein.

                        EATON VANCE INFORMATION AGE FUND
                   EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                 Supplement to Prospectus Dated January 1, 2003


AS OF THE DATE OF THIS SUPPLEMENT EATON VANCE WORLDWIDE HEALTH SCIENCES FUND WILL OFFER CLASS R SHARES.

1. THE FOLLOWING IS ADDED TO "FUND FEES AND EXPENSES" UNDER "EATON VANCE WORLDWIDE HEALTH SCIENCES FUND":

These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                              Class R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)         None
Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or time of redemption)    None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Exchange Fee                                                            None
Redemption Fee (as a percentage of amount redeemed)*                    1.00%


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)            Class R
--------------------------------------------------------------------------------
Management Fees                                                         1.26%


Distribution and Service (12b-1) Fees                                   0.50%
Other Expenses**                                                        0.18%
                                                                        -----
Total Annual Fund Operating Expenses                                    1.94%

* For Class R shares redeemed or exchanged within three months of the settlement of the purchase.
**   Other Expenses is estimated.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class R shares                        $197*      $609      $1,047      $2,264

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.


2. THE FOLLOWING IS ADDED TO "PURCHASING SHARES":

Class R shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. No commissions are charged on purchases of Class R shares. Purchase orders for Class R shares will be executed at the net asset value next determined after their receipt by the Fund.


3. THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECTION "CONTINGENT DEFERRED SALES CHARGE" UNDER "SALES CHARGES":

Each Class of shares, except Class R shares, is subject to a CDSC on certain redemptions.


4. THE FOLLOWING IS ADDED TO "DISTRIBUTION AND SERVICE FEES" UNDER "SALES CHARGES":

Class R shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees of 0.25% of average daily net assets attributable to Class R for the sale and distribution of Class R shares. Although there is no present intention to do so, the Fund could pay distribution fees of up to 0.50% annually upon Trustee approval. Class R shares also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of Class R shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


5. THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE SECOND PARAGRAPH OF "REDEEMING SHARES":

Redemptions or exchanges of Class A or Class R shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed.


6. THE FOLLOWING IS ADDED TO "TAX-SHELTERED RETIREMENT PLANS" UNDER "SHAREHOLDER ACCOUNT FEATURES":

Class  R  shares  are  available   for  purchase  in  connection   with  certain
tax-sheltered retirement plans.

7. THE FOLLOWING SUPPLEMENTS THE "FINANCIAL HIGHLIGHTS" SECTION:

The financial highlights are intended to help you understand the Fund's financial performance for the past five years and the most recent semi-annual period. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the TABLE represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). The information for each year in the five years ended August 31, 2002 has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated by reference and included in each Fund's annual report, which is available on request. The Information Age Fund began offering three Classes of shares (Class A, Class B and Class C) on September 1, 1997. Prior to that date, that Fund offered only Class B shares and Class A and Class C existed as separate funds. Information Age Fund began offering Class D shares on March 9, 2001. The Health Sciences Fund began offering two Classes of shares (Class A and Class B) on September 1, 1997. Prior to that date, that Fund offered only Class A shares and Class B existed as a separate fund. Health Sciences Fund began offering Class C shares on January 5, 1998 and Class D shares on March 2, 2001.

                                                                       INFORMATION AGE FUND
                                    ------------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)                    YEAR ENDED AUGUST 31,
                                    ------------------------------------------------------------------------------------------------
                                                      2003(1)                                            2002(1)
                                    ------------------------------------------------------------------------------------------------
                                    CLASS A     CLASS B     CLASS C     CLASS D       CLASS A     CLASS B     CLASS C     CLASS D

------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of period                $11.140     $11.270     $10.870     $ 6.740       $13.640     $13.910     $13.400     $ 8.320
                                    --------    -------     --------    --------      --------    --------    --------    --------
Income (loss) from operations
Net investment loss                 $(0.058)    $(0.099)    $(0.095)    $(0.059)      $(0.098)    $(0.195)    $(0.187)    $(0.112)
Net realized and unrealized
 gain (loss)                         (0.832)     (0.841)     (0.815)     (0.511)       (2.402)     (2.445)     (2.343)     (1.468)
                                    --------    --------    --------    --------      --------    --------    --------    --------
Total income (loss) from
 operations                         $(0.890)    $(0.940)    $(0.910)    $(0.570)      $(2.500)    $(2.640)    $(2.530)    $(1.580)
                                    --------    --------    --------    --------      --------    --------    --------    --------
Less distributions
From net realized gain              $    --     $    --     $    --     $    --       $    --     $    --     $    --     $    --
                                    --------    --------    --------    --------      --------    --------    --------    --------
Total distributions                 $    --     $    --     $    --     $    --       $    --     $    --     $    --     $    --
                                    --------    --------    --------    --------      --------    --------    --------    --------
Net asset value -
 End of period                      $10.250     $10.330     $ 9.960     $ 6.170       $11.140     $11.270     $10.870     $ 6.740
                                    ========    ========    ========    ========      ========    ========    ========    ========
Total return(3)                       (7.99)%     (8.34)%     (8.37)%     (8.46)%      (18.33)%    (18.98)%    (18.88)%    (18.99)%

Ratios/Supplemental Data+
Net assets, end of period
 (000's omitted)                    $28,279     $44,871     $13,192     $   729       $35,502     $55,898     $17,064     $   764

Ratios (as a percentage of
 average daily net assets):
  Expenses(4)                          2.28%(5)    3.03%(5)    3.03%(5)    3.03%(5)      1.99%       2.72%       2.72%      2.72%
  Net investment loss                 (1.07)%(5)  (1.82)%(5)  (1.82)%(5)  (1.81)%(5)    (0.76)%     (1.48)%     (1.47)%     (1.44)%
Portfolio turnover of the Portfolio      37%         37%         37%         37%          107%        107%        107%        107%

Ratios (as a  percentage of
 average daily net assets):
  Expenses(4)                          2.53%(5)                                          2.22%
Net investment loss                   (1.32)%(5)                                        (0.99)%
Net investment loss per share       $(0.071)                                          $(0.128)

                                             INFORMATION AGE FUND
                                 -----------------------------------------------
                                             YEAR ENDED AUGUST 31,
                                 -----------------------------------------------
                                                    2001(1)
                                 -----------------------------------------------
                                   CLASS A    CLASS B    CLASS C    CLASS D

--------------------------------------------------------------------------------
Net asset value -
 Beginning of period               $21.840    $22.380    $21.610    $10.000
                                     --------   --------  --------    -------
Income (loss) from operations
Net investment loss                $(0.132)   $(0.249)   $(0.238)   $(0.059)
Net realized and unrealized
 gain (loss)                        (6.935)    (7.088)    (6.839)    (1.621)
                                   --------   --------   --------   --------
Total income (loss) from
 operations                        $(7.067)   $(7.337)   $(7.077)   $(1.680)
                                   --------   --------   --------   --------
Less distributions
From net realized gain             $(1.133)   $(1.133)   $(1.133)   $    --
                                   --------   --------   --------   -------
Total distributions                $(1.133)   $(1.133)   $(1.133)   $    --
                                   --------   --------   --------   -------
Net asset value - End of period    $13.640    $13.910    $13.400    $ 8.320
                                   ========   ========   ========   ========
Total return(3)                     (33.65)%   (34.06)%   (34.07)%   (16.80)%

Ratios/Supplemental Data+
Net assets, end of period
 (000's omitted)                   $49,231    $87,092    $27,527    $   469

Ratios (as a percentage of
 average daily net assets):
  Expenses(4)                        1.99%       2.64%      2.64%      2.62%(5)
  Net investment loss               (0.78)%     (1.44)%    (1.44)%    (1.37)%(5)
Portfolio turnover of the Portfolio   160%        160%       160%       160%

+ The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:


Ratios (as a percentage of
 average daily net assets):
  Expenses(4)                        2.14%
Net investment loss                 (0.93)%
Net investment loss per share      $(0.156)

                                                                      INFORMATION AGE FUND
                               -----------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31,
                               -----------------------------------------------------------------------------------------------------
                                           2000(1)                           1999(1)                           1998
                               -----------------------------------------------------------------------------------------------------
                                CLASS A    CLASS B    CLASS C     CLASS A    CLASS B    CLASS C     CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year             $17.340    $ 17.770    $17.280     $11.710    $12.030    $11.720    $11.970    $12.310    $12.020
                               --------   ---------   --------    --------   --------   --------   --------   --------   --------
Income (loss) from operations
Net investment loss            $(0.213)   $ (0.353)   $(0.342)    $(0.217)   $(0.284)   $(0.290)   $(0.156)   $(0.210)   $(0.205)
Net realized and unrealized
 gain                            6.939       7.189      6.898       6.469      6.646      6.472      0.431      0.465      0.440
                               --------   ---------   --------    --------   --------   --------   --------   --------   --------
Total income from operations   $  6.726    $ 6.836     $ 6.556    $ 6.252    $ 6.362    $ 6.182    $ 0.275    $ 0.255    $ 0.235
                               --------   ---------   --------    --------   --------   --------   --------   --------   --------
Less distributions
From net realized gain         $(2.226)   $ (2.226)   $(2.226)    $(0.622)   $(0.622)   $(0.622)   $(0.535)   $(0.535)   $(0.535)
                               --------   ---------   --------    --------   --------   --------   --------   --------   --------
Total distributions            $(2.226)   $ (2.226)   $(2.226)    $(0.622)   $(0.622)   $(0.622)   $(0.535)   $(0.535)   $(0.535)
                               --------   ---------   --------    --------   --------   --------   --------   --------   --------
Net asset value -
 End of year                   $21.840    $ 22.380    $21.610     $17.340    $17.770    $17.280    $11.710    $12.030    $11.720
                               ========   ========    ========    ========   ========   ========   ========   ========   ========
Total return(3)                  43.12%      42.58%     42.42%      54.95%     54.39%     54.29%      2.32%      2.08%      1.96%

Ratios/Supplemental Data
Net assets, end of period
 (000's omitted)               $68,208    $148,603    $41,113     $20,908    $49,963    $ 6,118    $12,263    $30,331    $ 2,531
Ratios (as a percentage of
 average daily net assets):
  Expenses(4)                     1.99%       2.59%      2.60%       2.46%      2.87%      2.93%      2.68%      3.12%      3.20%
  Net investment loss            (0.98)%     (1.59)%    (1.57)%     (1.47)%    (1.88)%    (1.94)%    (1.20)%    (1.64)%    (1.72)%
Portfolio turnover of the
 Portfolio                         173%        173%       173%        131%       131%       131%       157%       157%       157%

                                                    (see footnotes on last page)

                                                                        HEALTH SCIENCES FUND
                                    ------------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)                 YEAR ENDED AUGUST 31,
                                    ------------------------------------------------------------------------------------------------
                                                         2003(1)                                         2002(1)
                                    ------------------------------------------------------------------------------------------------
                                     CLASS A     CLASS B     CLASS C     CLASS D      CLASS A     CLASS B     CLASS C     CLASS D

------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of period                $  7.640    $  8.260    $  6.830    $ 7.260      $ 10.280    $ 11.150    $  9.310    $ 9.860
                                    ---------   ---------   ---------   --------     ---------   ---------   ---------   --------
Income (loss) from operations
Net investment loss                 $ (0.053)   $ (0.087)   $ (0.072)   $(0.077)     $ (0.082)   $ (0.164)   $ (0.134)   $(0.135)
Net realized and unrealized
 gain (loss)                          (0.287)     (0.313)     (0.248)    (0.283)       (2.108)     (2.276)     (1.896)    (2.015)
                                    ---------   ---------   ---------   --------     ---------   ---------   ---------   --------
Total income (loss) from
 operations                         $ (0.340)   $ (0.400)   $ (0.320)   $(0.360)     $ (2.190)   $ (2.440)   $ (2.030)   $(2.150)
                                    ---------   ---------   ---------   --------     ---------   ---------   ---------   --------
Less distributions
From net realized gain              $     --    $     --    $     --    $    --      $ (0.450)   $ (0.450)   $ (0.450)   $(0.450)
                                    ---------   ---------   ---------   --------     ---------   ---------   ---------   --------
Total distributions                 $     --    $     --    $     --    $    --      $ (0.450)   $ (0.450)   $ (0.450)   $(0.450)
                                    ---------   ---------   ---------   --------     ---------   ---------   ---------   --------
Net asset value -
 End of period                      $  7.300    $  7.860    $  6.510    $ 6.900      $  7.640    $  8.260    $  6.830    $ 7.260
                                    =========   =========   =========   ========     =========   =========   =========   ========
Total return(3)                        (4.45)%     (4.84)%     (4.68)%    (4.96)%      (21.87)%    (22.43)%    (22.46)%   (22.43)%

Ratios/Supplemental Data
Net assets, end of period
 (000's omitted)                    $710,016    $543,341    $288,482    $ 11,167     $772,283    $593,993    $310,766    $10,854

Ratios (as a percentage of
 average daily net assets):
  Expenses(4)                           2.00%(5)    2.75%(5)    2.75%(5)    2.75%(5)     1.69%       2.44%       2.44%      2.44%
  Expenses after custodian
   fee reduction(4)                     1.98%(5)    2.73%(5)    2.73%(5)    2.73%(5)     1.67%(5)    2.42%       2.43%      2.42%
  Net investment loss                  (1.40)%(5)  (2.15)%(5)  (2.15)%(5)  (2.16)%(5)   (0.90)%     (1.66)%     (1.65)%    (1.59)%
Portfolio turnover of the Portfolio       10%         10%         10%         10%          38%         38%         38%        38%

                                              HEALTH SCIENCES FUND
                                 -----------------------------------------------
                                             YEAR ENDED AUGUST 31,
                                 -----------------------------------------------
                                                    2001(1)
                                 -----------------------------------------------
                                   CLASS A    CLASS B    CLASS C    CLASS D

--------------------------------------------------------------------------------
 Beginning of period              $ 12.330   $ 13.670   $ 11.530    $10.000
                                  ---------  ---------  ---------   --------
Income (loss) from operations
Net investment loss               $ (0.094)  $ (0.190)  $ (0.158)   $(0.088)
Net realized and unrealized
 gain (loss)                        (1.447)    (1.589)    (1.321)    (0.052)
                                  ---------  ---------  ---------   --------
Total income (loss) from
 operations                       $ (1.541)  $ (1.779)  $ (1.479)   $(0.140)
                                  ---------  ---------  ---------   --------
Less distributions
From net realized gain            $ (0.509)  $ (0.741)  $ (0.741)   $    --
                                  ---------  ---------  ---------   --------
Total distributions               $ (0.509)  $ (0.741)  $ (0.741)   $    --
                                  ---------  ---------  ---------   --------
Net asset value - End of period   $ 10.280   $ 11.150   $  9.310    $ 9.860
                                  =========   ========   ========   ========
Total return(3)                     (13.08)%   (13.75)%   (13.70)%    (1.40)%

Ratios/Supplemental Data+
Net assets, end of period
 (000's omitted)                  $783,176   $621,963   $266,628    $ 3,842

Ratios (as a percentage of
 average daily net assets):
  Operating Expenses(4)               1.71%      2.45%     2.46%       2.48%(5)
  Expenses after custodian
   fee reduction(4)                   1.69%      2.43%     2.44%       2.46%(5)
  Net investment loss                (0.89)%    (1.64)%   (1.64)%     (1.77)%(5)
Portfolio turnover of the Portfolio     24%        24%       24%         24%

                                                                     HEALTH SCIENCES FUND
                              ------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31,
                              ------------------------------------------------------------------------------------------------------
                                          2000(1)                           1999(1)                           1998
                              ------------------------------------------------------------------------------------------------------
                               CLASS A    CLASS B    CLASS C     CLASS A    CLASS B    CLASS C     CLASS A    CLASS B   CLASS C(2)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year            $  6.160   $  7.060   $  6.070     $ 4.180   $  4.880    $ 4.230     $ 4.980    $ 5.840   $ 5.000
                              ---------  ---------  ---------    --------  ---------   --------    --------   --------  --------
Income (loss) from operations
Net investment loss           $ (0.114)  $ (0.198)  $ (0.182)    $(0.061)  $ (0.107)   $(0.100)    $(0.070)   $(0.102)  $(0.038)
Net realized and unrealized
 gain (loss)                     6.758      7.520      6.354       2.265      2.623      2.276      (0.730)    (0.858)   (0.732)
                              ---------  ---------  ---------    --------  ---------   --------    --------   --------  --------
Total income (loss) from
 operations                   $  6.644   $  7.322   $  6.172     $ 2.204   $  2.516    $ 2.176     $(0.800)   $(0.960)  $(0.770)
                              ---------  ---------  ---------    --------  ---------   --------    --------   --------  --------
Less distributions
From net realized gain        $ (0.474)  $ (0.712)  $ (0.712)    $(0.224)  $ (0.336)   $(0.336)    $    --    $    --   $    --
                              ---------  ---------  ---------    --------  --------    --------    --------   --------  --------
Total distributions           $ (0.474)  $ (0.712)  $ (0.712)    $(0.224)  $ (0.336)   $(0.336)    $    --    $    --   $    --
                              ---------  ---------  ---------    --------  --------    --------    --------   --------  --------
Net asset value -
 End of year                  $ 12.330   $ 13.670   $ 11.530     $ 6.160   $  7.060    $ 6.070     $ 4.180    $ 4.880   $ 4.230
                              =========  =========  =========    ========  =========   ========    ========   ========  ========
Total return(3)                 116.52%    114.93%    114.90%      53.28%     52.29%     52.16%     (15.94)%   (16.44)%  (15.40)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)              $418,904   $411,280   $128,973     $89,214   $107,923    $ 7,778     $66,831    $75,111   $ 1,905
Ratios (as a percentage of
 average daily net assets):
  Operating Expenses(4)          1.79%       2.54%      2.53%       1.69%      2.29%      2.44%       1.83%      2.43%     2.67%(5)
  Interest expense(4)              --          --         --        0.01%      0.01%      0.01%         --         --        --
  Expenses after custodian
   fee reduction(4)              1.74%       2.49%      2.48%       1.63%      2.23%      2.38%       1.69%      2.29%     2.53%(5)
  Net investment loss           (1.29)%     (2.03)%    (2.02)%     (1.11)%    (1.70)%    (1.82)%     (1.21)%    (1.80)%   (1.84)%(5)
Portfolio turnover of the
 Portfolio                         31%         31%        31%         41%        41%        41%         34%        34%       34%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the Information Age Fund for the period from commencement of offering of Class D shares, March 9, 2001, to August 31, 2001 and for the Worldwide Health Sciences Fund for the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998 and Class D shares, March 2, 2001 to August 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of its Portfolio's allocated expenses.
(5)  Annualized.


August 1, 2003                                                         1/1COMBPS

                      EATON VANCE INFORMATION AGE FUND
                 EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                               SUPPLEMENT TO
         Statement of Additional Information dated January 1, 2003


1. THE FOLLOWING IS ADDED TO THE END OF "MANAGEMENT AND ORGANIZATION":


PROXY VOTING POLICY. The Boards of Trustees of the Trust and each Portfolio have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Funds' and Portfolios' investment advisers and adopted the investment advisers' proxy voting policies and procedures (the "Policies") which are described below. The
Trustees will review the Funds' and Portfolios' proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between a Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between a Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of a Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of a Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Boards. Effective August 31, 2004, information on how a Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


2. THE FOLLOWING SUPPLEMENTS THE "PRINCIPAL UNDERWRITER" SECTION UNDER "OTHER SERVICE PROVIDERS":

The Distribution Agreement as it applies to Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.


3. THE FOLLOWING PARAGRAPH IS ADDED TO THE END OF "PURCHASING AND REDEEMING SHARES":

CLASS R SHARE PURCHASES. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


4. THE FOLLOWING SUPPLEMENTS THE THIRD PARAGRAPH OF "DISTRIBUTION PLANS" UNDER "SALES CHARGES":

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for the Worldwide Health Sciences Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts.


5. THE FOLLOWING PARAGRAPH IS ADDED TO THE END OF "DISTRIBUTION PLANS" UNDER "SALES CHARGES":

The Class R Plan was initially approved by the Trustees, including Plan Trustees, on June 16, 2003.


6. THE FOLLOWING IS ADDED TO "FINANCIAL STATEMENTS":

The unaudited financial statements of the Funds and the Portfolios appear in the Funds' most recent semiannual reports to shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). A copy of the semiannual reports accompany this supplement to the SAI.

Registrant incorporates by reference the semiannual financial information for the Funds and the Portfolios listed below for the fiscal period ended February 28, 2003, as previously filed electronically with the SEC:

                        Eaton Vance Information Age Fund
                           Information Age Portfolio
                      (Accession No. 0001047469-03-014143)
                  Eaton Vance World Wide Health Sciences Fund
                      Worldwide Health Sciences Portfolio
                      (Accession No. 0001047469-03-015158)


August 1, 2003

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

    (a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

       (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

       (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

       (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value effective June 16, 2003 filed as Exhibit (a)(4) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

    (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

       (2)     Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

       (3) Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment 79 filed December 23, 2002 and incorporated herein by reference.

    (c)        Reference is made to Item 23(a) and 23(b) above.

    (d)(1) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

       (2) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

    (e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

          (b) Amended Schedule A dated June 16, 2003 to Amended and Restated Distribution Agreement effective December 10, 2001 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

       (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

    (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

    (g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

       (2)     Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

       (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

       (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

       (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

    (h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

       (2)(a) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

          (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

       (3)     Transfer Agency Agreement dated July 31, 2003 filed herewith.

       (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) ) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

    (i)(1)     Opinion of  Internal Counsel dated July 8, 2003 filed as  Exhibit
               (i)(1) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

       (2)     Consent of Internal Counsel dated July 30, 2003 filed herewith.

    (j)(1) Consent of Independent Accountants for Eaton Vance Information Age Fund filed herewith.

       (2) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund filed herewith.

    (m)(1)(a) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

          (b) Schedule A-1 to Class A Service Plan effective December 10, 2001 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

       (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

       (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

       (4) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

       (5) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules A filed as Exhibit
               (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 and incorporated herein by reference.

       (6)(a) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit
               (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

          (b) Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

    (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 (Accession No.
               0000940394-03-000234) and incorporated herein by reference.

       (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-000234) and incorporated herein by reference.

    (p)(1)     Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121 and 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

       (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

       (3) Amended and Restated Code of Ethics adopted by OrbiMed Advisors Inc. effective January 1, 2001 filed as Exhibit (p)(3) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

       (4) Code of Ethics adopted by Atlanta Capital Management Company, LLC effective December 26, 2000 filed as Exhibit (p)(2) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed December 14, 2001
               (Accession No. 0000940394-01-500553) and incorporated herein by reference.

    (q)(1) Power of Attorney for Eaton Vance Growth Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

       (2) Power of Attorney for Worldwide Health Sciences Portfolio dated July 1, 2003 filed as Exhibit (q)(2)(c) to Post-Effective
               Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486). and incorporated herein by reference.

       (3) Power of Attorney for Information Age Portfolio dated July 1, 2003 filed herewith.

       (4) Power of Attorney for Growth Portfolio dated July 1, 2003 filed herewith.

       (5) Power of Attorney for Asian Small Companies Portfolio dated July 1, 2003 filed herewith.

       (6) Power of Attorney for Greater China Growth Portfolio dated July 1, 2003 filed herewith.

       (7) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated July 1, 2003 filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 801- 43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890) and Orbimed (File No. 801-34429) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
 Floating-Rate Fund                     Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                Eaton Vance Prime Rate Reserves
Eaton Vance Income Fund of Boston       Eaton Vance Special Investment Trust
Eaton Vance Institutional Senior        EV Classic Senior Floating-Rate Fund
 Floating-Rate Fund                     Eaton Vance Variable Trust
Eaton Vance Investment Trust
Eaton Vance Municipals Trust


     (b)

         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None

     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited and OrbiMed Advisors LLC (formerly OrbiMed Advisors Inc.).

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 31, 2003.

                                   EATON VANCE GROWTH TRUST


                                   By: /s/ THOMAS E. FAUST JR.
                                       ---------------------------------
                                        Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on July 31, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas E. Faust Jr.
------------------------          President (Chief Executive Officer)
 Thomas E. Faust Jr.


/s/ James L. O'Connor
------------------------  Treasurer (Principal Financial and Accounting Officer)
 James L. O'Connor


Jessica M. Bibliowicz*
------------------------                       Trustee
Jessica M. Bibliowicz


James B. Hawkes*
--------------------------                     Trustee
James B. Hawkes


Samuel L. Hayes, III*
--------------------------                     Trustee
Samuel L. Hayes


William H. Park*
--------------------------                     Trustee
William H. Park


Ronald  A. Pearlman*
--------------------------                     Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                     Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                     Trustee
Lynn A. Stout


*By: /s/  Alan R. Dynner
     ------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Information Age Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 31, 2003.

                                        INFORMATION AGE PORTFOLIO

                                        By: /s/ DUNCAN W. RICHARDSON
                                            --------------------------------
                                             Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on July 31, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Duncan W. Richardson
--------------------------          President (Chief Executive Officer)
Duncan W. Richardson


/s/ William J. Austin, Jr.
--------------------------                     Treasurer
William J. Austin, Jr.           (Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
--------------------------                      Trustee
Jessica M. Bibiliowicz


Edward K.Y. Chen*
--------------------------                      Trustee
Edward K.Y. Chen


Hon. Robert Lloyd George*
--------------------------                      Trustee
Hon. Robert Lloyd George


Samuel L. Hayes, III*
--------------------------                      Trustee
Samuel L. Hayes


James B. Hawkes*
--------------------------                      Trustee
James B. Hawkes


William H. Park*
--------------------------                      Trustee
William H. Park


Ronald A. Pearlman*
--------------------------                      Trustee
Ronald A. Pearlman


Norton H. Reamer*
--------------------------                      Trustee
Norton H. Reamer


Lynn A. Stout*
--------------------------                      Trustee
Lynn A. Stout


*By: /s/  Alan R. Dynner
     --------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 31, 2003.

                                      WORLDWIDE HEALTH SCIENCES PORTFOLIO


                                      By: /s/ SAMUEL D. ISALY
                                          -----------------------------
                                           Samuel D. Isaly, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on July 31, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Samuel D. Isaly*
-----------------------           President (Chief Executive Officer)
Samuel D. Isaly

/s/ Barbara E. Campbell
-----------------------                       Treasurer
Barbara E. Campbell          (Principal Financial and Accounting Officer)


Jessica M. Bibliowicz*
-----------------------                        Trustee
Jessica M. Bibliowicz


Samuel L. Hayes, III*
-----------------------                        Trustee
Samuel L. Hayes


James B. Hawkes*
-----------------------                        Trustee
James B. Hawkes


William H. Park*
-----------------------                        Trustee
William H. Park


Ronald A. Pearlman*
-----------------------                        Trustee
Ronald A. Pearlman


Norton H. Reamer*
-----------------------                        Trustee
Norton H. Reamer


Lynn A. Stout*
-----------------------                        Trustee
Lynn A. Stout


*By: /s/  Alan R. Dynner
     --------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                    EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (h)(3)       Transfer Agency Agreement

  (i)(2)       Consent of Internal Counsel dated July 30, 2003

  (j)(1)       Consent of  Independent Accountants for  Eaton Vance  Information
               Age Fund

     (2) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund

  (q)(3)       Power of Attorney for Information Age Portfolio

     (4)       Power of Attorney for Growth Portfolio

     (5)       Power of Attorney for Asian Small Companies Portfolio

     (6)       Power of Attorney for Greater China Growth Portfolio

     (7)       Power  of Attorney  for Large-Cap Growth Portfolio  and Small-Cap
               Portfolio